UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801

With Copy to:

John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item #1. Reports to Stockholders.

INDEX	European Equity Fund

EUROPEAN EQUITY FUND

Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2015 (unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2015 and are subject to change at any time.

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	COMMON STOCK	98.20%

	BELGIUM	2.40%
3,400	Anheuser-Busch Inbev Strip VVPR		$410,278

	DENMARK	6.17%
2,750	Coloplast		180,581
11,945	Novo Nordisk		654,108
4,600	Novozymes A/S Ser B		218,454

			1,053,143

	FRANCE	15.26%
5,053	Air Liquide Ord		639,647
19,666	Bureau Veritas SA		453,349
4,749	Essilor International		566,986
817	Hermes International SA		305,024
10,700	L’oreal Ord		383,274
11,200	Pernod Ricard Ord		257,264

			2,605,544

	GERMANY	4.25%
8,200	Fresenius Medical Care AG & Co.		341,038
2,378	Heidelbergcement AG		188,734
5,134	Wirecard AG		196,775

			726,547

	GREAT BRITAIN	28.61%
38,035	Barratt Developments		367,673
11,930	British American Tobacco		1,291,422
4,550	Diageo PLC		527,982
21,655	Dominos Pizza Group Plc		264,689
11,102	Persimmon		344,925
3,596	Rangold Resources LTD ADR		240,752
57,100	Reckitt Benckiser Group		991,256
11,300	Sabmiller PLC		590,199
42,087	William Hill PLC		266,881

			4,885,779

	IRELAND	2.12%
4,224	Paddy Power PLC		362,299

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2015
(unaudited)

Number of Shares	Security Description	% of Net Assets	Fair Value

	NETHERLANDS	4.43%
18,100	Unilever NV Certificates		$757,304

	RUSSIA	0.00%
1	Joint Stock Company Open GDR*		–

	SOUTH AFRICA	1.78%
1,950	Naspers LTD-N SHS		303,693

	SPAIN	2.40%
10,173	Grifols SA		410,113

	SWITZERLAND	23.73%
45	Chocoladefabriken Lindt & Sprungli AG		238,074
8485	CIE Financiere Richemon		690,513
3,643	DKSH Holding Ltd		263,528
572	Geberit AG REG		190,789
12,200	Nestle SA Cham ET Vevey		880,352
10,412	Reinet Investments SCA		216,961
27,600	Roche Holding AG-GENUSSC		967,932
18,700	SGS SA Reg D		339,405
75	Sika AG-BR		264,687

			4,052,241

	UNITED STATES	7.05%
9,337	Philip Morris International		748,547
395	Priceline Group Inc.*		454,791

			1,203,338

	NET INVESTMENTS:
	(Cost: $16,477,981)	98.20%	16,770,279
	Other assets, net of liabilities	1.80%	306,866

	NET ASSETS	100.00%	$17,077,145

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the first year preceding the date of the Fund’s related statement of assets and liabilities).
ADR - Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR - Security represented is held by the custodian bank in the form of Global Depository Receipts.

See Notes to Financial Statements

EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $16,477,981) (Note 1)	$16,770,279
Cash	211,222
Foreign currency at fair value (cost of $5,975)	6,064
Dividends receivable	11,098
Tax reclaim receivable at fair value (cost of $57,390)	53,181
Prepaid expenses	131,452

TOTAL ASSETS	17,183,296

LIABILITIES
Accrued investment management fees	14,671
Accrued 12b-1 fees	30,954
Accrued administration and transfer agent fees	7,944
Accrued custodian and accounting fees	13,130
Other accrued expenses	39,452

TOTAL LIABILITIES	106,151

NET ASSETS	$17,077,145

Net Assets Consist of :
Paid-in-capital applicable to 712,035 no par value shares of beneficial interest outstanding; unlimited shares authorized	$22,460,890
Accumulated net investment income (loss)	65,016
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,736,938)
Net unrealized appreciation (depreciation) of investments and foreign currency	288,177

Net Assets	$17,077,145

NET ASSET VALUE PER SHARE
Class A
($16,679,799 / 693,974 shares outstanding)	$24.04

MAXIMUM OFFERING PRICE PER SHARE ($24.03 x 100 / 94.25)	$25.51

Class C
($397,346 / 18,061 shares outstanding)	$22.00

See Notes to Financial Statements

EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2015 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $35,738)	$308,919
Tax reclaim income	989
Interest	224

Total investment income	310,132

EXPENSES
Investment management fees (Note 2)	110,512
Rule 12b-1 and servicing fees (Note 2)
Class A	21,585
Class C	2,068
Recordkeeping and administrative services (Note 2)	18,767
Accounting fees	22,317
Custody fees	28,661
Transfer agent fees (Note 2)	31,034
Professional fees	54,906
Filing and registration fees	11,877
Trustees fees	2,380
Compliance fees	3,289
Shareholder services and reports	21,812
Other	12,783

Total expenses	341,991
Management fee waivers (Note 2)	(97,314)

Net expenses	244,677

Net investment income (loss)	65,455

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	703,970
Net realized gain (loss) on foreign currency transactions	237
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(195,187)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	1,162

Net realized gain (loss) on investments and foreign currencies and related transactions	510,182

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$575,637

See Notes to Financial Statements

EUROPEAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months
	ended
	June 30, 2015	Year ended
	(unaudited)	December 31, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$65,455	$(136,596)
Net realized gain (loss) on investments and foreign currency transactions	704,207	1,294,787
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(194,025)	(2,266,785)

Increase (decrease) in net assets from operations	575,637	(1,108,594)

CAPITAL STOCK TRANSACTIONS (See Note 5)
Shares sold
Class A	186,813	224,777
Class C	–	1,500
Shares redeemed
Class A	(1,643,356)	(4,661,686)
Class C	(64,638)	(431,020)

Increase (decrease) in net assets from capital stock transactions	(1,521,181)	(4,866,429)

NET ASSETS
Increase (decrease) during period	(945,544)	(5,975,023)
Beginning of period	18,022,689	23,997,712

End of period (including accumulated net investment income (loss) of $65,016 and $(676), respectively)	$17,077,145	$18,022,689

See Notes to Financial Statements

EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A Shares(1)

	Year Ended December 31,

	Six months
	ended
	June 30, 2015
	(unaudited)		2014	2013		2012		2011	2010

Net asset value, beginning of period	$23.30		$24.66	$22.07		$19.54		$27.05	$23.16

Investment activities
Net investment income (loss)	0.09		(0.15)	(0.11)		(0.06)		(0.33)	(0.40)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.65		(1.21)	2.70		2.59		(7.18)	4.29

Total from investment activities	0.74		(1.36)	2.59		2.53		(7.51)	3.89

Net asset value, end of period	$24.04		$23.30	$24.66		$22.07		$19.54	$27.05

Total Return	3.18%	**	(5.52% )	11.74%		12.95%		(27.76% )	16.80%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.85%	*	3.48%	2.96%		2.91%		2.75%	2.84%
Expenses, net of waiver	2.75%	*	2.75%	2.75%		2.75%		2.75%	2.84%
Net investment income (loss)	0.76%	*	(0.61% )	(0.45%	)	(0.28%	)	(1.28% )	(1.64%	)
Portfolio turnover rate	56.10%	**	40.57%	61.21%		141.77%		56.93%	73.42%
Net assets, end of Period (000’s)	$16,680		$17,572	$23,076		$25,509		$28,650	$44,656

(1)	Per share amounts calculated using the average share method.
*	Annualized
**	Not annualized

See Notes to Financial Statements

EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares(1)

			Year Ended December 31,

	Six months
	ended
	June 30, 2015
	(unaudited)		2014	2013		2012		2011	2010

Net asset value, beginning of period	$21.40		$22.83	$20.59		$18.37		$25.63	$22.19

Investment activities
Net investment income (loss)	–	***	(0.29)	(0.26)		(0.20)		(0.49)	(0.55)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.60		(1.14)	2.50		2.42		(6.77)	3.99

Total from investment activities	0.60		(1.43)	2.24		2.22		(7.26)	3.44

Net asset value, end of period	$22.00		$21.40	$22.83		$20.59		$18.37	$25.63

Total Return	2.76%	**	(6.26% )	10.88%		12.09%		(28.33% )	15.50%
Ratios/Supplemental Data
Ratio to average net assets Expenses, gross	4.60%	*	4.34%	3.71%		3.66%		3.50%	3.59%
Expenses, net of waiver	3.50%	*	3.50%	3.50%		3.50%		3.50%	3.59%
Net investment income (loss)	0.01%*		(1.29% )	(1.20%	)	(1.03%	)	(2.03% )	(2.39%	)
Portfolio turnover rate	56.10%	**	40.57%	61.21%		141.77%		56.93%	73.42%
Net assets, end of period (000’s)	$397		$450	$922		$865		$1,049	$1,658

(1) Per share amounts calculated using the average share method.
* Annualized
** Not annualized
*** Less than $0.01 per share

See Notes to Financial Statements

EUROPEAN EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2015 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The European Equity Fund (the “Fund”), previously the Eastern European Equity Fund, is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information and performance history.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The objective of the Fund is to achieve capital appreciation by investing in a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities of issuers located in Europe.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

EUROPEAN EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the Fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015:

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$16,770,279	$–	$–	$16,770,279

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

EUROPEAN EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

During the six months ended June 30, 2015, there were no transfers between Level 1 and Level 2.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for each of the open tax years (2012 to 2014) and expected to be taken in the 2015 tax return, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2015, there were no such reclassifications.

EUROPEAN EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75% and a maximum contingent deferred sales charge of 2% on the proceeds of Class A shares redeemed within 360 days. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC (“CCM”) provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a Sub-Advisory Agreement with Vontobel Asset Management, Inc. (“VAM”). CCM analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of VAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, VAM is responsible for the day-to-day decision making with respect to the Fund’s investment program. VAM, with CCM’s oversight, manages

EUROPEAN EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, VAM is entitled to receive a sub-advisory fee at an annual rate of 0.55% on the first $50 million in average daily net assets and 0.50% on average daily net assets in excess of $50 million of the investment advisory fees received by CCM. VAM’s fee for sub-advisory services is paid by CCM from the investment advisory fees it receives and not by the Fund. For the six months ended June 30, 2015, CCM earned $110,512 and waived $97,314 in advisory fees.

CCM contractually agreed to waive or limit its fees and to assume other operating expenses until May 1, 2016 so that the ratio of total annual operating expenses for the Fund’s Class A Shares was limited to 2.75% and that the ratio of total annual operating expenses for the Fund’s Class C Shares was limited to 3.50%. Fund operating expenses do not include interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the 3 fiscal years following the fiscal year in which the expense was incurred provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. The total amount of recoverable reimbursements as of June 30, 2015 was $353,936 and expires as follows:

2015	$44,957
2016	54,102
2017	157,563
2018	97,314

$353,936

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within 360 days of purchase of Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended June 30, 2015, FDCC received $505 in underwriting fees and $15 in DSC fees relating to the distribution and redemption of certain Fund shares.

EUROPEAN EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

The Fund has adopted a Distribution Plan (the “Plan”) for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the six months ended June 30, 2015, there were $21,585 in Class A 12b-1 expenses incurred.

The Fund has adopted a Distribution Plan (the “Plan”) for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. For the six months ended June 30, 2015, there were $2,068 in Class C 12b-1 and service fees incurred.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the average daily net assets of the Fund. For the six months ended June 30, 2015, CSS earned $18,767 for its services.

Commonwealth Fund Services, Inc. (“CFSI”) provides transfer and dividend disbursing agent services to the Fund. For the six months ended June 30, 2015, CFSI earned $31,034 for its services.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

Purchases and sales of securities other than short-term notes aggregated $9,809,879 and $11,454,691 respectively, for the six months ended June 30, 2015.

EUROPEAN EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. No distributions were paid during the six months ended June 30, 2015 or the year ended December 31, 2014.

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

Six Months ended
June 30, 2015
(unaudited)

Accumulated net investment income (loss)	$65,016
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,736,938)
Net unrealized appreciation/depreciation of investment and foreign currency	288,177

Total	$(5,383,745)

As of December 31, 2014, the Fund has a capital loss carryforward of $6,440,908 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $777,569 may be carried forward indefinitely and retains the character of short-term capital gain. The remaining $5,663,339 will expire as follows:

2016	$4,800,648
2017	862,691

$5,663,339

As of June 30, 2015, cost for federal income tax purpose is $16,477,981 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,412,212
Gross unrealized depreciation	(1,119,925)

Net unrealized appreciation	$292,297

EUROPEAN EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2015 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Six months ended		Six months ended
	June 30, 2015		June 30, 2015
	(unaudited)		(unaudited)

	Shares	Value	Shares	Value

Shares sold	7,735	$186,813	–	$–
Shares reinvested	–	–	–	–
Shares redeemed	(68,102)	(1,643,356)	(2,976)	(64,638)

Net increase (decrease)	(60,367)	$(1,456,543)	(2,976)	$(64,638)

	Class A Shares		Class C Shares
	Year ended		Year ended
	December 31, 2014		December 31, 2014

	Shares	Value	Shares	Value

Shares sold	9,445	$224,777	65	$1,500
Shares reinvested	–	–	–	–
Shares redeemed	(190,798)	(4,661,686)	(19,402)	(431,020)

Net increase (decrease)	(181,353)	$(4,436,909)	(19,337)	$(429,520)

NOTE 6 – SUBSEQUENT EVENTS

At its meeting held on May 27–28, 2015, the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) approved various changes to the European Equity Fund (the “Fund”). These changes include the appointment of a new sub-adviser to the Fund and revisions to the Fund’s name, objective, strategies and restrictions. Also at its May 27–28, 2015 meeting, the Trustees appointed Shikiar Asset Management, Inc. as the new sub-adviser to the Fund pending shareholder approval. Shareholders will be asked to consider the appointment of the new sub-adviser, revisions to the Fund’s investment objective, and revisions to the Fund’s fundamental investment restrictions at a shareholder meeting scheduled for September 14, 2015. If approved, the changes will take effect on September 18, 2015.

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
EUROPEAN EQUITY FUND (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF SUB-ADVISORY AGREEMENT

At a meeting held on May 27-28, 2015, the Board of Trustees (the “Trustees”) considered the approval of the New Sub-Advisory Agreement between Commonwealth Capital Management, LLC (“CCM”) and Shikiar Asset Management, Inc. (“Shikiar”). Counsel noted that the 1940 Act requires the approval of the investment advisory agreements between the Trust and its service providers by a majority of the Independent Trustees.

The Board discussed the arrangements between Shikiar and CCM with respect to the Fund. The Board reflected on its discussions regarding the New Sub-Advisory Agreement with representatives of Shikiar and the manner in which the Fund was to be managed at its November 13, 2014 meeting. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed New Sub- Advisory Agreement, a letter from Counsel to Shikiar and Shikiar’s responses to that letter, information on Shikiar’s financial information, a fee comparison analysis for the Fund and comparable mutual funds and the New Sub-Advisory Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed New Sub- Advisory Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Agreement. Counsel directed the Trustees to a letter from Shikiar contained in the Board Materials representing that the information provided at the November 13, 2014 Board meeting remains accurate.

SUPPLEMENTAL INFORMATION – continued
EUROPEAN EQUITY FUND (unaudited)

In deciding whether to approve the New Sub-Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Shikiar.

In this regard, the Board considered the responsibilities Shikiar would have under the New Sub-Advisory Agreement. The Board reviewed the services to be provided by Shikiar to the Fund including, without limitation: Shikiar’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations. The Board noted that while Shikiar did not manage other accounts in a manner that is substantially similar to that of the Fund, the employees of Shikiar who will be responsible for serving as portfolio managers of the Fund had experience implementing the strategy, in domestic markets, intended to be employed by the Fund, including, in particular in another mutual fund (the other mutual fund was advised by an affiliate of Shikiar in which the prospective portfolio managers of the Fund were dual employees), and it had experience trading in non-US securities. The Board expressed its belief that the foregoing experiences were relevant and Shikiar could leverage those experiences to implement the Fund’s strategy adequately. The Board considered Shikiar’s staffing, personnel, the education and experience of Shikiar’s personnel, and its methods of operation, and it concluded that the foregoing were satisfactory in light of the services to be rendered to the Fund by Shikiar. The Board also considered the adequacy of Shikiar’s compliance program, including representations from the Trust’s CCO that the policies and procedures under the program were adequate and the Board determined that the compliance program was satisfactory in light of the services to be rendered to the Fund by Shikiar. After reviewing the foregoing and further information from Shikiar, the Board concluded that the quality, extent, and nature of the services to be provided by Shikiar were satisfactory and adequate for the Fund.

Investment Performance of the Fund and Shikiar.

The Board considered that Shikiar had not managed a mutual fund and did not have composite information of its management of separate accounts with the same investment mandate as the Fund. The Trustees discussed their belief that the Fund would be placed in another category for future performance comparison following the upcoming strategy and objective changes, and as such, they discussed that such performance was not relevant at this time and would not be relevant until the Fund had established a record under the new strategies. The Board did not consider retaining any other investment advisers – rather, the Board relied on the representations Commonwealth made at the Meeting that Shikiar would be able to effectively implement the strategy.

The costs of the services to be provided and profits to be realized by Shikiar from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by Shikiar from the relationship with the Fund, the Trustees considered Shikiar’s staffing,

SUPPLEMENTAL INFORMATION – continued
EUROPEAN EQUITY FUND (unaudited)

personnel, and methods of operating; the financial condition of Shikiar and the level of commitment to the Fund by the principals of Shikiar; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered financial information of the firm. The Trustees considered the expected fees and expenses of the Fund (including the management fee and sub-advisory fee), as well as the proposed change in the fee structure with respect to payments to Shikiar. The Trustees noted that the overall management fee, including the sub-advisory fee, would not change from that of the prior sub-adviser to the Fund. The Trustees noted that the management fee (including the sub-advisory fee) was on the high end of the Morningstar category average. The Trustees noted that the proposed fee rate payable to Shikiar is the same as the rate payable to the prior-sub-adviser, including breakpoints, although the Board observed that Shikiar would not have its fees reduced by any expense limitation arrangements put in place by Commonwealth although the Board noted that this new structure would not have any impact on fees paid by the Fund. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Shikiar were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Shikiar. The Trustees noted that while the sub-advisory fee had a breakpoint and would decrease as assets increased, this breakpoint would not benefit the Fund. The Trustees considered that although the proposed sub-advisory fee structure for Shikiar differed from the current sub-advisory fee structure, neither of them was structured to allow the Fund to realize economies of scale. The Board expressed the view that in circumstances where the payment of a sub-advisory fee was not an obligation of a mutual fund, but rather was an obligation of the investment adviser (as in the circumstances involving the sub-advisory arrangements (current and proposed) for the Fund)), the fact that the mutual fund would not realize economies of scale from a fee structure was not uncommon, nor was it detrimental to the fund. Following further discussion, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

Possible conflicts of interest and benefits derived by Shikiar.

In considering Shikiar’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund and noted that they each had considerable experience to bring to the management of the Fund. The Board considered the basis of decisions to buy or sell securities for the Fund and Shikiar’s other accounts and concluded that those processes were appropriate to manage any potential conflicts of interests. The Board also considered Shikiar’s policies with respect to the utilization of soft dollar payments with broker/dealers and concluded that those policies were appropriate and fair to the Fund. The Board also

SUPPLEMENTAL INFORMATION – continued
EUROPEAN EQUITY FUND (unaudited)

considered the substance and administration of Shikiar’s code of ethics, including representations from Shikiar that the code of ethics was compliant with the Investment Company Act of 1940, and it concluded that Shikiar’s code was appropriate. Based on the foregoing, the Board determined that Shikiar’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Shikiar specified that it would receive no benefits, other than receipt of advisory fees, in managing the assets of the Fund.

After further discussion and careful review by the Board, the Board determined to approve the proposed New Sub-Advisory Agreement between Commonwealth Capital Management, LLC and Shikiar Asset Management, Inc. with respect to the Global Strategic Income Fund in substantially the form presented at this meeting; the compensation payable by Commonwealth Capital Management, LLC to Shikair Asset Management, Inc. under the New Sub-Advisory Agreement is determined to be for investment sub-advisory services of Shikiar Asset Management, Inc. that are not intended to result in sales of shares of the European Equity Fund; and such compensation is determined to be fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board has considered to be relevant in the exercise of its reasonable business judgment.

EUROPEAN EQUITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or deferred sales charges or redemption fees on certain redemptions made within 360 days of purchase of Class A shares and 2 years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period January 1, 2015 and held for the six months ended June 30, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EUROPEAN EQUITY FUND – continued
FUND EXPENSES (unaudited)

Class A	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period* January 1, 2015 through June 30, 2015
Actual	$1,000	$1,031.76	$13.85
Hypothetical (5% return before expenses)	$1,000	$1,011.25	$13.71

Class C	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period* January 1, 2015 through June 30, 2015
Actual	$1,000	$1,027.56	$17.60
Hypothetical (5% return before expenses)	$1,000	$1,007.50	$17.42

* Expenses are equal to the Fund’s annualized expense ratio of 2.75% for Class A and 3.50% for Class C, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:

Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Investment Sub-Adviser:

Vontobel Asset Management, Inc.
1540 Broadway, 38th Floor
New York, New York 10036

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to European Equity Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust and other shareholder services, call Commonwealth Shareholder Services at (800) 673-0550 Toll Free. Fund information is also available online at theworldfundstrust.com.

ITEM 2.             CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.             AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.             SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.             PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.           CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: September 3, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: September 3, 2015

* Print the name and title of each signing officer under his or her signature.